Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

Claims

There are no material claims known to management related to the activities of the Group.

Commitments

The Group’s contractual obligations and commitments as of June 30, 2024 amounted to €95.4 million, (December 31, 2023: €49 million) primarily related to research and development commitments.

The Group had no contingent liabilities and no contingent assets as of June 30, 2024 and December 31, 2023.